Note 5 - Common Stock Purchase Options: Schedule of Share-based Compensation, Activity (Details)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,975,875	1,805,000	1,805,000	1,010,000
Stock options issued during the period	1,483,000	820,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(5,000)	(25,000)
Stock Options Exercised	(307,125)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	629,375	650,000